Derivatives And Hedging Activities (Gains And Losses Recognized In Consolidated Statement Of Operations On Qualifying And Non-Qualifying Financial Instruments) (Details) (USD $)	12 Months Ended					12 Months Ended																																							1 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Sep. 30, 2009 Interest Rate Swaps [Member]	Dec. 31, 2011 Fair Value Hedging [Member]	Dec. 31, 2010 Fair Value Hedging [Member]	Dec. 31, 2009 Fair Value Hedging [Member]	Dec. 31, 2011 Undesignated [Member]		Dec. 31, 2010 Undesignated [Member]	Dec. 31, 2009 Undesignated [Member]	Dec. 31, 2011 Cost Of Products Sold [Member] Cash Flow Hedging [Member] Foreign Exchange Contracts [Member]	Dec. 31, 2010 Cost Of Products Sold [Member] Cash Flow Hedging [Member] Foreign Exchange Contracts [Member]	Dec. 31, 2009 Cost Of Products Sold [Member] Cash Flow Hedging [Member] Foreign Exchange Contracts [Member]	Dec. 31, 2011 Cost Of Products Sold [Member] Cash Flow Hedging [Member] Fuel Oil Contracts [Member]	Dec. 31, 2010 Cost Of Products Sold [Member] Cash Flow Hedging [Member] Fuel Oil Contracts [Member]	Dec. 31, 2009 Cost Of Products Sold [Member] Cash Flow Hedging [Member] Fuel Oil Contracts [Member]	Dec. 31, 2011 Cost Of Products Sold [Member] Cash Flow Hedging [Member] Natural Gas Contracts [Member]	Dec. 31, 2010 Cost Of Products Sold [Member] Cash Flow Hedging [Member] Natural Gas Contracts [Member]	Dec. 31, 2009 Cost Of Products Sold [Member] Cash Flow Hedging [Member] Natural Gas Contracts [Member]	Dec. 31, 2011 Cost Of Products Sold [Member] Undesignated [Member] Foreign Exchange Contracts [Member]		Dec. 31, 2010 Cost Of Products Sold [Member] Undesignated [Member] Foreign Exchange Contracts [Member]	Dec. 31, 2009 Cost Of Products Sold [Member] Undesignated [Member] Foreign Exchange Contracts [Member]	Dec. 31, 2011 Interest Expense, Net [Member] Fair Value Hedging [Member] Interest Rate Contracts [Member]	Dec. 31, 2010 Interest Expense, Net [Member] Fair Value Hedging [Member] Interest Rate Contracts [Member]	Dec. 31, 2009 Interest Expense, Net [Member] Fair Value Hedging [Member] Interest Rate Contracts [Member]	Dec. 31, 2011 Interest Expense, Net [Member] Fair Value Hedging [Member] Debt [Member]	Dec. 31, 2010 Interest Expense, Net [Member] Fair Value Hedging [Member] Debt [Member]	Dec. 31, 2009 Interest Expense, Net [Member] Fair Value Hedging [Member] Debt [Member]	Dec. 31, 2011 Interest Expense, Net [Member] Cash Flow Hedging [Member] Interest Rate Contracts [Member]	Dec. 31, 2010 Interest Expense, Net [Member] Cash Flow Hedging [Member] Interest Rate Contracts [Member]	Dec. 31, 2009 Interest Expense, Net [Member] Cash Flow Hedging [Member] Interest Rate Contracts [Member]		Dec. 31, 2011 Interest Expense, Net [Member] Undesignated [Member] Embedded Derivative [Member]	Dec. 31, 2010 Interest Expense, Net [Member] Undesignated [Member] Embedded Derivative [Member]	Dec. 31, 2009 Interest Expense, Net [Member] Undesignated [Member] Embedded Derivative [Member]	Dec. 31, 2011 Interest Expense, Net [Member] Undesignated [Member] Interest Rate Contracts [Member]	Dec. 31, 2010 Interest Expense, Net [Member] Undesignated [Member] Interest Rate Contracts [Member]		Dec. 31, 2009 Interest Expense, Net [Member] Undesignated [Member] Interest Rate Contracts [Member]		Sep. 30, 2010 Floating-To-Fixed Interest Rate Swap Due September 2010 [Member] Interest Rate Contracts [Member]	Dec. 31, 2009 Restructuring And Other Charges [Member]	Dec. 31, 2011 Restructuring And Other Charges [Member]	Dec. 31, 2009 Restructuring And Other Charges [Member]	Dec. 31, 2009 Restructuring And Other Charges [Member] Swap Terminations [Member]	Dec. 31, 2011 Undesignated [Member] Interest Rate Swaps [Member]		Dec. 31, 2010 Undesignated [Member] Interest Rate Swaps [Member]		Dec. 31, 2009 Undesignated [Member] Restructuring And Other Charges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI Into Income (Effective Portion)	$ (8,000,000)	$ 31,000,000	$ (54,000,000)										$ 8,000,000	$ 42,000,000	$ 19,000,000	$ 4,000,000	$ 4,000,000	$ (5,000,000)	$ (20,000,000)	$ (15,000,000)	$ (28,000,000)											$ 0	$ 0	$ (40,000,000)	[1]
Amount of Gain (Loss) Recognized In Income, Interest rate contracts																										(10,000,000)	25,000,000	(39,000,000)
Amount of Gain (Loss) Recognized In Income, Debt																													10,000,000	(25,000,000)	39,000,000
Amount of Gain (Loss) Recognized In Income, Embedded Derivatives																																				(3,000,000)	3,000,000	(3,000,000)
Amount of Gain (Loss) Recognized In Income, Foreign exchange contracts																						(14,000,000)	[2]	33,000,000	(50,000,000)
Amount of Gain (Loss) Recognized In Income, Interest rate contracts		22,000,000																																					3,000,000	20,000,000	[3]	52,000,000	[4]
Amount of Gain (Loss) Recognized In Income, Total						0	0	0	(14,000,000)	[2]	56,000,000	(1,000,000)																																				40,000,000					9,000,000
Floating-to-fixed interest rate swap notional to offset the embedded derivative																																																	150,000,000	[5]	154,000,000	[5]
Undesignated cash flow hedges				1,000,000,000	1,000,000,000																																							1,000,000,000
Loss related to fair value of reclassified swaps																																													24,000,000		10,000,000
Restructuring Charges																																														$ 5,000,000

[1]	In September 2009, the Company undesignated $1 billion of interest rate swaps that qualified as cash flow hedges and entered into an offsetting $1 billion fixed-to-floating interest rate swap with a maturity date in September 2010 to minimize the earnings exposure for the undesignated swaps. Subsequently in December 2009, in connection with early debt retirements, a $24 million loss related to the fair value of these swaps was reclassified from AOCI and included in Restructuring and other charges in the accompanying consolidated statement of operations. Also in 2009, in connection with various early debt retirements, unamortized deferred losses of approximately $10 million related to earlier swap terminations were reclassified from AOCI and included in Restructuring and other charges in the accompanying consolidated statement of operations.
[2]	Premium costs of $5 million in connection with the acquisition of APPM are included in Restructuring and other charges in the accompanying consolidated statement of operations.
[3]	Includes a gain of $22 million due to changes in the fair value of interest rate swap agreements of $1 billion floating-to-fixed notional and an offsetting $1 billion fixed-to-floating notional that did not qualify as hedges under the accounting guidance and matured in September 2010.
[4]	Previously deferred gains of $40 million related to earlier swap terminations and a $9 million gain resulting from 2009 terminations or undesignated effective fair value hedges are recorded in Restructuring and other charges in the accompanying consolidated statement of operations.
[5]	Includes $150 million floating-to-fixed interest rate swap notional to offset the embedded derivative.